Fair Value Of Financial Instruments (Schedule of Mortgage Loans With Election Of Fair Value Option) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value	$ 487	$ 739
Commercial [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value	487	739
Aggregate contractual principal	514	742
Loans with fair value option in non-accrual	0	0
Loans with fair value option, 90 days past due and still accruing	$ 0	$ 0